Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted deposits	$ 2,861	$ 3,586
Contingent earnout of acquired businesses		541	[1]
Fair Value Measurements - Level 1 | Restricted deposits held at fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets	2,861	3,586
Fair Value Measurements - Level 3 | Contingent earnout of acquired businesses
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities		$ 541	[1]

[1]	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of acquired businesses ranging from $1.5 million to $6.1 million over the life of the earnout. On July 31, 2012, the contingent earnout was reassessed and, based on our estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. Our conclusions have not changed as of January 31, 2013.